Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP BlackRock Inflation Protected Bond Fund Supplement Dated December 10, 2015 to the Prospectus (dated May 1, 2015),

This Supplement updates certain information in the Prospectus for the LVIP BlackRock Inflation Protected Bond Fund (the "Fund"). You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus for the Fund:

Effective December 10, 2015, the following replaces the information under the heading "Principal Investment Strategies" on pages 1 and 2 in the Fund's prospectus:

The Fund, under normal circumstances, invests at least 80% of its net assets in inflation-protected debt securities (or securities with similar economic characteristics). These securities include inflation-indexed bonds of varying maturities issued by the U.S., non-U.S. governments, and their agencies or instrumentalities. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Up to 20% of the Fund's net assets may be invested in sectors outside the Fund's benchmark index, the Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (the "Index"). The Fund seeks to maintain an average duration (a measure of interest rate sensitivity) that is within +/– 20% of the duration of the Index. Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and their agencies or instrumentalities. This amount may be reduced to 20% if market conditions for these investments or specific foreign markets are deemed unfavorable.

The Fund may invest in derivatives such as futures (including bond and interest rate futures) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the Fund's investment strategy or for temporary defensive purposes.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Effective December 10, 2015, the following replaces the information under the heading "Investment Objective and Principal Investment Strategies" on page 5 in the Fund's prospectus:

The investment objective of the Fund is to seek to maximize real return, consistent with preservation of real capital and prudent investment management. This objective is non-fundamental and may be changed without shareholder approval.

The Fund, under normal circumstances, invests at least 80% of its net assets in inflation-protected debt securities (or securities with similar economic characteristics). These securities include inflation-indexed bonds of varying maturities issued by the U.S. non-U.S. governments, and their agencies or instrumentalities. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Split-rated securities are considered to have the higher credit rating. Split-rated securities are those that receive different credit ratings from two or more rating agencies. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund's net assets may be invested in sectors outside the Fund's benchmark index, the Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (the "Index") Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments and their agencies or instrumentalities. This amount may be reduced to 20% if market conditions for these investments or specific foreign markets are deemed unfavorable.

The Fund generally invests at least 40% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non U.S. issuers. The Fund also makes investments in residential and commercial mortgage-backed securities.

The Fund may invest in derivatives such as futures (including bond and interest rate futures) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase Fund expenses.

Where investing in individual bonds and sectors may not necessarily enable the Fund to achieve its target duration (a measure of interest rate sensitivity) or sector weighting, derivative contracts may be used to increase or decrease the Fund's exposure to a particular issuer or sector, or to increase the Fund's duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in fixed income investments when the Fund has a significant cash position.

Currency derivatives may be used to hedge against the risk that the currency in which the Fund's foreign securities are denominated will decline in value against the U.S. dollar. However, the Fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the Fund's foreign currency investments and its currency derivatives. As a result, the Fund might perform less well than a fund that does not hedge against foreign currency risk. The Fund may take active currency exposure by buying or selling foreign exchange forwards, spot and futures. Active currency exposure will be measured relative to the exposure of the Fund's benchmark index.

In pursuit of the Fund's objective, the Fund's sub-adviser makes purchase and sale decisions using proprietary interest rate and price index models and seasoned professional judgment.

Fund assets will be allocated among different countries (including different government issuers) and different maturities based on views of the relative value for each sector or maturity. Duration and yield curve decisions will be based on fundamental views and quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand. The Fund will target an average portfolio duration within a range of plus or minus 20% of the duration of the Index. BlackRock uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.

The Fund's sub-adviser purchases securities for the Fund that are believed to have the potential for above average real return. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the sub-adviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The sub-adviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This process merges the sub-adviser's technological capabilities with its human capital to identify securities the sub-adviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the sub-adviser's portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions (including holding cash or cash equivalents) that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund's Board of Trustees may change the Fund's investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in inflation indexed bonds (or securities with similar economic characteristics) only upon 60 days' notice to shareholders.

Effective December 10, 2015, the following risk is added to "Principal Risks":

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.

LVIP Money Market Fund Supplement Dated December 10, 2015 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Money Market Fund (the "Fund"). You may obtain copies of the Fund's prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.
Revisions to the prospectus for the Fund:

Effective April 1, 2016 the Fund will have a new sub-adviser.

BlackRock Advisors, LLC will replace Delaware Investments Fund Advisers as the Fund's sub-adviser.

Effective May 1, 2016 the Fund will have a new name:

The name of the Fund will be LVIP Government Money Market Fund. All references to the Fund's name are revised accordingly.

Effective April 14, 2016 the Fund will have a new investment objective, investment strategies, and risks.

The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP Government Money Market Fund (the "Fund") is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

The following replaces the information under Principal Investment Strategies on pages 1 and 2:

The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which includes U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The following risks replace the risks listed under Principal Risks on page 2:

•	Credit Risk (Money Market). Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

•	Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•

U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

•	When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

LVIP SSgA Small-Cap Managed Volatility Fund Supplement Dated December 10, 2015 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP SSgA Small-Cap Managed Volatility Fund (the "Fund"). You may obtain copies of the Fund's prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP SSgA SMID Cap Managed Volatility Fund. All references to the Fund's name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses (AFFE) [1]	0.34%	0.34%
Total Annual Fund Operating Expenses (including AFFE)[2]	1.37%	1.62%
Less Fee Waiver and Expense Reimbursement[3]	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.59%	0.84%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund's average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$60	$357	$675	$1,578
Service Class	$86	$435	$808	$1,856

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a "fund of funds" structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the "underlying funds"), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

SMID Cap Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to small and medium capitalization U.S. companies. Small and medium capitalization companies are defined as those U.S. companies whose market capitalization (ranked in accordance with the Russell 2500TM Index) is: (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) greater than or equal to the 2500th U.S. company as ranked by market capitalization.

The underlying funds also may invest in stock index futures as a substitute for a comparable market position in the securities included in their benchmark index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the underlying funds to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the underlying fund has not yet invested new shareholder money.

Certain underlying funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of small U.S. companies. Certain underlying funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of mid-sized U.S. companies.

Certain underlying funds invest primarily, under normal circumstances, in equities of mid-sized U.S. companies. Such underlying funds seek to replicate a mid-cap index; however, if it is not practical under the circumstances, the underlying funds may not invest in every security in the mid-cap index.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund's particular asset allocation strategy, the adviser's desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the LVIP SSgA Small-Cap Index Fund (in an amount initially expected to be 80% of the portion of the Fund's assets not subject to the overlay) and the LVIP SSgA Mid-Cap Index Fund (in an amount initially expected to be 20% of the portion of the Fund's assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.

The following risks are added under Principal Risks on page 3:

•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.

LVIP BlackRock Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP BlackRock Inflation Protected Bond Fund Supplement Dated December 10, 2015 to the Prospectus (dated May 1, 2015),

This Supplement updates certain information in the Prospectus for the LVIP BlackRock Inflation Protected Bond Fund (the "Fund"). You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus for the Fund:

Effective December 10, 2015, the following replaces the information under the heading "Principal Investment Strategies" on pages 1 and 2 in the Fund's prospectus:

The Fund, under normal circumstances, invests at least 80% of its net assets in inflation-protected debt securities (or securities with similar economic characteristics). These securities include inflation-indexed bonds of varying maturities issued by the U.S., non-U.S. governments, and their agencies or instrumentalities. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Up to 20% of the Fund's net assets may be invested in sectors outside the Fund's benchmark index, the Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (the "Index"). The Fund seeks to maintain an average duration (a measure of interest rate sensitivity) that is within +/– 20% of the duration of the Index. Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments, and their agencies or instrumentalities. This amount may be reduced to 20% if market conditions for these investments or specific foreign markets are deemed unfavorable.

The Fund may invest in derivatives such as futures (including bond and interest rate futures) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the Fund's investment strategy or for temporary defensive purposes.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Effective December 10, 2015, the following replaces the information under the heading "Investment Objective and Principal Investment Strategies" on page 5 in the Fund's prospectus:

The investment objective of the Fund is to seek to maximize real return, consistent with preservation of real capital and prudent investment management. This objective is non-fundamental and may be changed without shareholder approval.

The Fund, under normal circumstances, invests at least 80% of its net assets in inflation-protected debt securities (or securities with similar economic characteristics). These securities include inflation-indexed bonds of varying maturities issued by the U.S. non-U.S. governments, and their agencies or instrumentalities. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed to be of comparable quality. Split-rated securities are considered to have the higher credit rating. Split-rated securities are those that receive different credit ratings from two or more rating agencies. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund's net assets may be invested in sectors outside the Fund's benchmark index, the Barclays World Government 1-10 year Inflation-Linked Bond Index USD hedged (the "Index") Under normal circumstances, the Fund generally invests at least 40% of its net assets in debt obligations of foreign governments and their agencies or instrumentalities. This amount may be reduced to 20% if market conditions for these investments or specific foreign markets are deemed unfavorable.

The Fund generally invests at least 40% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non U.S. issuers. The Fund also makes investments in residential and commercial mortgage-backed securities.

The Fund may invest in derivatives such as futures (including bond and interest rate futures) and forward contracts, including forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase Fund expenses.

Where investing in individual bonds and sectors may not necessarily enable the Fund to achieve its target duration (a measure of interest rate sensitivity) or sector weighting, derivative contracts may be used to increase or decrease the Fund's exposure to a particular issuer or sector, or to increase the Fund's duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in fixed income investments when the Fund has a significant cash position.

Currency derivatives may be used to hedge against the risk that the currency in which the Fund's foreign securities are denominated will decline in value against the U.S. dollar. However, the Fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the Fund's foreign currency investments and its currency derivatives. As a result, the Fund might perform less well than a fund that does not hedge against foreign currency risk. The Fund may take active currency exposure by buying or selling foreign exchange forwards, spot and futures. Active currency exposure will be measured relative to the exposure of the Fund's benchmark index.

In pursuit of the Fund's objective, the Fund's sub-adviser makes purchase and sale decisions using proprietary interest rate and price index models and seasoned professional judgment.

Fund assets will be allocated among different countries (including different government issuers) and different maturities based on views of the relative value for each sector or maturity. Duration and yield curve decisions will be based on fundamental views and quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand. The Fund will target an average portfolio duration within a range of plus or minus 20% of the duration of the Index. BlackRock uses an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.

The Fund's sub-adviser purchases securities for the Fund that are believed to have the potential for above average real return. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the sub-adviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The sub-adviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This process merges the sub-adviser's technological capabilities with its human capital to identify securities the sub-adviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the sub-adviser's portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

The portfolio managers may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance).

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions (including holding cash or cash equivalents) that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund's Board of Trustees may change the Fund's investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in inflation indexed bonds (or securities with similar economic characteristics) only upon 60 days' notice to shareholders.

Effective December 10, 2015, the following risk is added to "Principal Risks":

Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
LVIP Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Money Market Fund Supplement Dated December 10, 2015 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP Money Market Fund (the "Fund"). You may obtain copies of the Fund's prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.
Revisions to the prospectus for the Fund:

Effective April 1, 2016 the Fund will have a new sub-adviser.

BlackRock Advisors, LLC will replace Delaware Investments Fund Advisers as the Fund's sub-adviser.

Effective May 1, 2016 the Fund will have a new name:

The name of the Fund will be LVIP Government Money Market Fund. All references to the Fund's name are revised accordingly.

Effective April 14, 2016 the Fund will have a new investment objective, investment strategies, and risks.

The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP Government Money Market Fund (the "Fund") is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).

The following replaces the information under Principal Investment Strategies on pages 1 and 2:

The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which includes U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The following risks replace the risks listed under Principal Risks on page 2:

•	Credit Risk (Money Market). Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

•	Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•

U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

•	When-Issued Securities, Delayed Delivery Securities and Forward Commitments Risk. The Fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.

LVIP SSgA Small-Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP SSgA Small-Cap Managed Volatility Fund Supplement Dated December 10, 2015 to the Prospectus dated May 1, 2015

This Supplement updates certain information in the Prospectus for the LVIP SSgA Small-Cap Managed Volatility Fund (the "Fund"). You may obtain copies of the Fund's prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the Fund:

Effective February 8, 2016 the Fund will have a new name, investment strategies, and risks.

The name of the Fund will be LVIP SSgA SMID Cap Managed Volatility Fund. All references to the Fund's name are revised accordingly.

The following replaces the Annual Fund Operating Expenses on page 1:

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.90%	0.90%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses (AFFE) [1]	0.34%	0.34%
Total Annual Fund Operating Expenses (including AFFE)[2]	1.37%	1.62%
Less Fee Waiver and Expense Reimbursement[3]	(0.78%)	(0.78%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.59%	0.84%

[1] AFFE is based on estimated amounts for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund's average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

The following table replaces the expense example on page 1:

	1 year	3 years	5 years	10 years
Standard Class	$60	$357	$675	$1,578
Service Class	$86	$435	$808	$1,856

The following replaces the information under Principal Investment Strategies on page 2 up to and excluding the discussion of the Managed Volatility Strategy and similar text under Investment Objective and Principal Investment Strategies on page 6 up to and excluding the discussion of the Managed Volatility Strategy:

The Fund operates under a "fund of funds" structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the "underlying funds"), while seeking to control the level of portfolio volatility by employing an actively managed risk management overlay. The underlying funds may include funds affiliated with the adviser.

SMID Cap Strategy. Under normal circumstances, the Fund, through the underlying funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to small and medium capitalization U.S. companies. Small and medium capitalization companies are defined as those U.S. companies whose market capitalization (ranked in accordance with the Russell 2500TM Index) is: (i) less than the 500th U.S. company as ranked by market capitalization, and (ii) greater than or equal to the 2500th U.S. company as ranked by market capitalization.

The underlying funds also may invest in stock index futures as a substitute for a comparable market position in the securities included in their benchmark index. An index futures contract commits one party to sell and the other party to buy a stipulated quantity of a market index at a set price on or before a given date. This tactic can reduce the costs associated with direct investing. It also allows the underlying funds to approach the returns of a fully invested portfolio while keeping cash on hand, either in anticipation of shareholder redemptions or because the underlying fund has not yet invested new shareholder money.

Certain underlying funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of small U.S. companies. Certain underlying funds seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index which emphasizes stocks of mid-sized U.S. companies.

Certain underlying funds invest primarily, under normal circumstances, in equities of mid-sized U.S. companies. Such underlying funds seek to replicate a mid-cap index; however, if it is not practical under the circumstances, the underlying funds may not invest in every security in the mid-cap index.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund's asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and proprietary and third party research to construct the portfolio. The underlying fund allocation is made based on the Fund's particular asset allocation strategy, the adviser's desired asset class exposures, country and regional exposure, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the Fund

The Fund intends to allocate to underlying funds including, but not limited to, the LVIP SSgA Small-Cap Index Fund (in an amount initially expected to be 80% of the portion of the Fund's assets not subject to the overlay) and the LVIP SSgA Mid-Cap Index Fund (in an amount initially expected to be 20% of the portion of the Fund's assets not subject to the overlay). The allocation to these underlying funds may change at the discretion of the adviser.

The following replaces the last paragraph under Principal Investment Strategies on page 3 and similar text on page 7:

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks).

The following replaces the first paragraph under Principal Risks on pages 3 and 7:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.

The following risks are added under Principal Risks on page 3:

•	Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.